Income Taxes - Reconciliation Between Income Taxes at Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Loss before income taxes	$ (16,078)	$ (13,868)
Tax (benefit) at statutory tax rate	(3,376)	(2,912)
Effects of:
Exclusion of incentive stock option expense	74	80
R&D tax credits	(2,261)	844
Increase (decrease) in valuation allowance	5,031	98
FMV of warrants	57	0
Section 382 limit - NOL	0	1,890
Other	475	0
Provision for income taxes	0	0
Unrecognized Tax Benefits
Unrecognized tax benefits	0
Unrecognized tax benefits, interest and penalties recorded	0
Unrecognized tax benefits, interest and penalties accrued	$ 0	$ 0